Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Revenue:
Gross revenue	$ 374,965	$ 335,332	$ 1,097,640	$ 958,575
Reimbursable expenses	(89,463)	(94,560)	(282,798)	(255,461)
Net revenue	285,502	240,772	814,842	703,114
Costs and expenses:
Direct costs	183,332	158,343	525,743	453,679
Selling, general and administrative expense	70,690	71,629	207,615	188,856
Depreciation and amortization	10,601	9,667	32,233	27,969
Restructuring and other non-recurring items		4,815	5,636	9,817
Total costs and expenses	264,623	244,454	771,227	680,321
Income from operations	20,879	(3,682)	43,615	22,793
Interest income	243	378	936	905
Interest expense	(495)	(247)	(1,454)	(602)
Income before provision for income taxes	20,627	(3,551)	43,097	23,096
Provision for income taxes	(2,889)	888	(8,424)	(4,329)
Net income/(loss)	$ 17,738	$ (2,663)	$ 34,673	$ 18,767
Net income/(loss) per Ordinary Share:
Basic	$ 0.30	$ (0.04)	$ 0.58	$ 0.31
Diluted	$ 0.29	$ (0.04)	$ 0.57	$ 0.31
Weighted average number of Ordinary Shares outstanding:
Basic	59,754,010	60,471,985	59,939,570	60,381,814
Diluted	60,366,137	61,063,020	60,391,199	61,096,464